The New Economy Fund®
Investment portfolio
August 31, 2019
unaudited
Common stocks 92.23% Information technology 28.75%	Shares	Value (000)
Micron Technology, Inc.[1]	12,397,200	$561,221
Broadcom Inc.	1,768,600	499,877
Microsoft Corp.	3,430,000	472,860
Samsung Electronics Co., Ltd.[2]	9,325,400	338,694
Mastercard Inc., Class A	1,165,900	328,049
SK hynix, Inc.[2]	4,459,000	284,854
Accenture PLC, Class A	1,333,300	264,220
Ceridian HCM Holding Inc.[1]	3,615,450	208,865
Adobe Inc.[1]	663,180	188,681
ServiceNow, Inc.[1]	691,082	180,953
PayPal Holdings, Inc.[1]	1,657,700	180,772
Intel Corp.	3,443,500	163,256
Autodesk, Inc.[1]	1,139,000	162,672
Texas Instruments Inc.	1,100,000	136,125
Cree, Inc.[1]	3,065,702	131,611
Applied Materials, Inc.	2,550,000	122,451
Dell Technologies Inc., Class C1	2,271,500	117,050
Sabre Corp.	4,785,653	113,133
ASML Holding NV2	402,840	89,717
DocuSign, Inc.[1]	1,871,900	87,399
MongoDB, Inc., Class A1	535,697	81,592
RingCentral, Inc., Class A1	558,000	78,751
Tokyo Electron Ltd.[2]	395,000	70,600
Visa Inc., Class A	385,300	69,670
Fiserv, Inc.[1]	606,000	64,806
Fidelity National Information Services, Inc.	470,386	64,076
Elastic NV, non-registered shares[1]	698,000	61,347
Alteryx, Inc., Class A1	430,000	61,253
International Business Machines Corp.	390,000	52,857
StoneCo Ltd., Class A1	1,719,000	51,708
VMware, Inc., Class A	340,700	48,189
HubSpot, Inc.[1]	233,030	46,531
Qorvo, Inc.[1]	633,000	45,215
Guidewire Software, Inc.[1]	466,000	44,820
salesforce.com, inc.[1]	266,000	41,515
Lumentum Holdings Inc.[1]	744,000	41,485
Inphi Corp.[1]	611,000	37,387
Jack Henry & Associates, Inc.	254,000	36,820
Bottomline Technologies, Inc.[1]	887,000	36,580
Trimble Inc.[1]	968,430	36,335
Amadeus IT Group SA, Class A, non-registered shares[2]	471,000	35,112
Zendesk, Inc.[1]	436,500	35,007
Atlassian Corp. PLC, Class A1	237,000	31,879
Paycom Software, Inc.[1]	116,000	29,014
TravelSky Technology Ltd., Class H2	14,275,000	28,556
Apple Inc.	128,000	26,719
AAC Technologies Holdings Inc.[2]	6,000,500	25,734
The New Economy Fund — Page 1 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Yext, Inc.[1]	1,600,000	$ 25,232
Arista Networks, Inc.[1]	87,800	19,897
Amphenol Corp., Class A	217,000	18,996
PTC, Inc.[1]	236,600	15,490
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	354,000	15,091
Infineon Technologies AG2	661,000	11,430
Symantec Corp.	437,000	10,160
Slack Technologies, Inc., Class A1	333,499	9,551
		6,041,865
Health care 17.65%
UnitedHealth Group Inc.	1,290,500	301,977
Daiichi Sankyo Co., Ltd.[2]	4,145,900	273,502
Abbott Laboratories	2,949,000	251,609
Bluebird Bio, Inc.[1]	2,047,064	211,482
Molina Healthcare, Inc.[1]	1,619,700	211,014
Novartis AG2	2,327,500	209,590
Thermo Fisher Scientific Inc.	693,800	199,162
GW Pharmaceuticals PLC (ADR)[1]	1,232,976	175,588
Cigna Corp.	1,106,323	170,341
Humana Inc.	540,600	153,103
Insulet Corp.[1]	799,700	123,290
Boston Scientific Corp.[1]	2,679,292	114,486
Illumina, Inc.[1]	400,400	112,649
PerkinElmer, Inc.	1,153,000	95,353
Hologic, Inc.[1]	1,903,000	93,951
China Biologic Products Holdings, Inc.[1]	892,311	89,472
Ultragenyx Pharmaceutical Inc.[1]	1,484,906	80,883
Stryker Corp.	358,207	79,042
Medtronic PLC	605,800	65,360
BioMarin Pharmaceutical Inc.[1]	791,400	59,402
Alcon Inc.[1,2]	958,300	58,427
Allakos Inc.[1]	652,757	57,743
Vertex Pharmaceuticals Inc.[1]	285,000	51,306
WuXi AppTec Co., Ltd. Class H2	4,299,400	48,039
WellCare Health Plans, Inc.[1]	174,700	47,298
Centene Corp.[1]	860,000	40,093
Wright Medical Group NV1	1,800,000	37,530
Guardant Health, Inc.[1]	408,200	35,730
Agilon Health TopCo, Inc.[1,2,3,4]	79,816	33,929
Regeneron Pharmaceuticals, Inc.[1]	110,700	32,108
Mesoblast Ltd.[1,2,5]	28,891,583	27,991
Mesoblast Ltd. (ADR)[1,5]	372,800	1,834
Zoetis Inc., Class A	234,000	29,582
Biogen Inc.[1]	124,600	27,381
DexCom, Inc.[1]	143,700	24,660
Eli Lilly and Co.	180,000	20,335
Integra LifeSciences Holdings Corp.[1]	227,000	13,625
Diplomat Pharmacy, Inc.[1]	2,081,500	12,093
Gilead Sciences, Inc.	187,000	11,882
Allogene Therapeutics, Inc.[1]	389,900	10,617
Madrigal Pharmaceuticals, Inc.[1]	73,000	6,767
The New Economy Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
AnaptysBio, Inc.[1]	115,000	$ 4,675
Teva Pharmaceutical Industries Ltd. (ADR)[1]	457,000	3,153
		3,708,054
Communication services 12.82%
Netflix, Inc.[1]	2,512,000	737,900
Facebook, Inc., Class A1	2,502,900	464,713
Alphabet Inc., Class C1	183,372	217,864
Alphabet Inc., Class A1	143,825	171,228
Tencent Holdings Ltd.[2]	7,462,000	307,320
Entertainment One Ltd.[2]	17,849,700	127,161
Daily Mail and General Trust PLC, Class A, nonvoting shares[2]	9,206,447	90,799
Comcast Corp., Class A	1,975,000	87,414
T-Mobile US, Inc.[1]	1,117,200	87,197
Baidu, Inc., Class A (ADR)[1]	603,380	63,035
Activision Blizzard, Inc.	1,163,000	58,848
Charter Communications, Inc., Class A1	140,000	57,343
Zee Entertainment Enterprises Ltd.[2]	10,276,117	53,715
Elang Mahkota Teknologi Tbk PT2	82,047,700	40,210
ITV PLC[2]	23,231,887	32,807
IAC/InterActiveCorp [1]	86,000	21,899
Electronic Arts Inc.[1]	191,500	17,940
Nintendo Co., Ltd.[2]	44,000	16,654
Fox Corp., Class A	499,999	16,585
Pinterest, Inc., Class A1	284,000	9,775
Eros International PLC, Class A1	4,044,200	6,835
CD Projekt SA2	92,563	5,877
Walt Disney Co.	8,763	1,203
		2,694,322
Financials 11.20%
Kotak Mahindra Bank Ltd.[2]	14,058,382	281,891
AIA Group Ltd.[2]	25,046,800	242,498
CME Group Inc., Class A	968,400	210,424
HDFC Bank Ltd.[2]	4,546,000	141,563
Berkshire Hathaway Inc., Class B1	694,500	141,268
IndusInd Bank Ltd.[2]	5,937,188	115,763
JPMorgan Chase & Co.	1,022,000	112,277
Barclays PLC[2]	62,140,000	103,584
Arch Capital Group Ltd.[1]	2,348,000	92,746
Essent Group Ltd.	1,881,400	91,248
EXOR NV2	1,150,000	78,231
Bank of China Ltd., Class H2	185,000,000	70,369
Intercontinental Exchange, Inc.	680,000	63,566
China Construction Bank Corp., Class H2	79,682,000	58,914
Prudential PLC[2]	3,500,000	58,331
East West Bancorp, Inc.	1,250,000	51,413
Webster Financial Corp.	1,145,000	51,250
Ping An Insurance (Group) Co. of China, Ltd., Class H2	4,483,000	51,094
Banco Santander, SA2	12,964,586	49,088
American International Group, Inc.	900,000	46,836
UniCredit SpA[2]	3,853,363	42,915
Charles Schwab Corp.	1,108,000	42,403
Discover Financial Services	478,000	38,226
MarketAxess Holdings Inc.	83,000	33,002
The New Economy Fund — Page 3 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
London Stock Exchange Group PLC[2]	386,000	$ 32,685
DBS Group Holdings Ltd.[2]	1,729,800	30,537
Tradeweb Markets Inc., Class A	525,300	22,373
		2,354,495
Consumer discretionary 10.05%
Amazon.com, Inc.[1]	276,425	491,011
Galaxy Entertainment Group Ltd.[2]	59,046,000	367,832
Alibaba Group Holding Ltd. (ADR)[1]	1,368,200	239,476
Marriott International, Inc., Class A	1,203,000	151,650
Home Depot, Inc.	558,800	127,356
Moneysupermarket.com Group PLC[2,5]	27,302,066	124,162
Naspers Ltd., Class N2	418,000	95,163
Sony Corp.[2]	1,274,000	72,555
NIKE, Inc., Class B	710,000	59,995
Booking Holdings Inc.[1]	26,290	51,697
William Hill PLC[2]	19,221,782	41,731
Las Vegas Sands Corp.	719,000	39,883
Kering SA2	80,000	38,785
MGM Resorts International	1,228,000	34,458
Norwegian Cruise Line Holdings Ltd.[1]	514,000	26,085
Ryohin Keikaku Co., Ltd.[2]	1,449,600	24,941
Hilton Worldwide Holdings Inc.	260,000	24,016
B2W - Cia. Digital, ordinary nominative[1]	1,773,600	20,130
Melco Resorts & Entertainment Ltd. (ADR)	953,904	19,841
Domino’s Pizza, Inc.	78,000	17,694
Wynn Resorts, Ltd.	150,000	16,522
Melco International Development Ltd.[2]	6,690,000	14,847
Etsy, Inc.[1]	240,000	12,670
		2,112,500
Industrials 6.79%
CSX Corp.	3,184,000	213,392
Union Pacific Corp.	994,954	161,143
Boeing Co.	433,000	157,651
Airbus SE, non-registered shares[2]	1,091,000	150,431
Equifax Inc.	717,500	105,028
L3Harris Technologies, Inc.	330,000	69,765
Nidec Corp.[2]	460,000	59,813
Ryanair Holdings PLC (ADR)[1]	1,026,999	58,847
TransDigm Group Inc.	109,000	58,677
Meggitt PLC[2]	7,657,000	57,723
AKR Corporindo Tbk PT2	173,899,680	52,239
Adani Ports & Special Economic Zone Ltd.[2]	9,636,000	49,396
Northrop Grumman Corp.	127,000	46,719
JG Summit Holdings, Inc.[2]	33,268,800	45,947
Old Dominion Freight Line, Inc.	244,000	39,957
TransUnion	400,000	33,460
CCR SA, ordinary nominative	6,256,500	24,552
Norfolk Southern Corp.	140,000	24,367
MTU Aero Engines AG2	62,500	17,085
		1,426,192
The New Economy Fund — Page 4 of 8

unaudited
Common stocks (continued) Utilities 1.36%	Shares	Value (000)
ENN Energy Holdings Ltd.[2]	18,422,000	$ 209,622
Ørsted AS2	800,000	76,346
		285,968
Materials 1.24%
Sherwin-Williams Co.	300,000	158,025
Valvoline Inc.	2,023,280	45,726
International Flavors & Fragrances Inc.	400,000	43,900
Allegheny Technologies Inc.[1]	655,000	12,982
		260,633
Consumer staples 1.19%
Costco Wholesale Corp.	765,200	225,550
Herbalife Nutrition Ltd.[1]	709,000	24,411
		249,961
Real estate 0.85%
Equinix, Inc. REIT	140,000	77,880
American Tower Corp. REIT	243,000	55,936
Two Harbors Investment Corp. REIT	3,500,000	44,205
		178,021
Energy 0.33%
Baker Hughes, a GE Co., Class A	1,431,700	31,054
Schlumberger Ltd.	800,000	25,944
Cactus, Inc., Class A1	457,000	11,640
		68,638
Total common stocks (cost: $13,752,357,000)		19,380,649
Preferred securities 0.21% Financials 0.21%
Itaú Unibanco Holding SA, preferred nominative (ADR)	5,434,350	44,779
Total preferred securities (cost: $45,637,000)		44,779
Rights & warrants 0.00% Consumer discretionary 0.00%
B2W - Cia. Digital, rights, expires 2019[1]	248,471	491
Total rights & warrants (cost: $0)		491
Short-term securities 7.61% Money market investments 7.61%
Capital Group Central Cash Fund 2.16%[6]	16,005,791	1,600,419
Total short-term securities (cost: $1,600,426,000)		1,600,419
Total investment securities 100.05% (cost: $15,398,420,000)		21,026,338
Other assets less liabilities (0.05)%		(11,410)
Net assets 100.00%		$21,014,928
The New Economy Fund — Page 5 of 8

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended August 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 8/31/2019 (000)
Common stocks 0.73%
Health care 0.14%
Mesoblast Ltd.[1,2]	28,891,583	—	—	28,891,583	$ —	$ 3	$ —	$ 27,991
Mesoblast Ltd. (ADR)[1]	372,800	—	—	372,800	—	22	—	1,834
								29,825
Consumer discretionary 0.59%
Moneysupermarket.com Group PLC[2]	15,762,066	11,540,000	—	27,302,066	—	9,349	6,598	124,162
Total common stocks								153,987
Total 0.73%					$—	$9,374	$6,598	$153,987
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,066,799,000, which represented 24.11% of the net assets of the fund. This amount includes $5,032,870,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[6]	Rate represents the seven-day yield at 8/31/2019.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Agilon Health TopCo, Inc.	1/4/2019	$30,183	$33,929.16%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The New Economy Fund — Page 6 of 8

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
The New Economy Fund — Page 7 of 8

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$ 5,157,168	$ 884,697	$ —	$ 6,041,865
Health care	3,056,576	617,549	33,929	3,708,054
Communication services	2,019,779	674,543	—	2,694,322
Financials	997,032	1,357,463	—	2,354,495
Consumer discretionary	1,332,484	780,016	—	2,112,500
Industrials	993,558	432,634	—	1,426,192
Utilities	—	285,968	—	285,968
Materials	260,633	—	—	260,633
Consumer staples	249,961	—	—	249,961
Real estate	178,021	—	—	178,021
Energy	68,638	—	—	68,638
Preferred securities	44,779	—	—	44,779
Rights & warrants	491	—	—	491
Short-term securities	1,600,419	—	—	1,600,419
Total	$15,959,539	$5,032,870	$33,929	$21,026,338
Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-014-1019O-S73097	The New Economy Fund — Page 8 of 8